Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2018		Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 10,548		$ 4,087
Accumulated Amortization	3,369		2,293	[1]
Net Carrying Value	7,179	[1]	1,794	[2]
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,484		2,347
Accumulated Amortization	1,918		1,554
Net Carrying Value	1,566		793
Outsourcing contract costs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,569		793
Accumulated Amortization	766		475
Net Carrying Value	803		318
Customer related intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5,405		851
Accumulated Amortization	666		248
Net Carrying Value	4,739		603
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	90		96
Accumulated Amortization	19		16
Net Carrying Value	$ 71		$ 80

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.